Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
September 30, 2022
HIY-NPRT3-1122
1.807726.118
Municipal Bonds - 98.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	2,664
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	2,400	2,522
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	3,783
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,428
4% 6/1/30	1,115	1,067
4% 6/1/31	975	919
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	23,655	21,941
TOTAL ALABAMA		34,324
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.336%, tender 1/1/37 (b)(c)	2,485	2,309
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/30	1,300	1,400
5% 2/1/31	1,250	1,346
5% 2/1/32	1,250	1,339
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	620
5% 5/1/51	910	607
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,212
5% 7/1/31	3,105	3,291
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	204
5% 7/1/48	295	238
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,438
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	2,140	1,643
6% 1/1/48 (d)	5,260	3,665
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	8,641
5% 1/1/33	4,965	5,166
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (e)	910	933
5% 7/1/36 (e)	1,450	1,468
5% 7/1/37 (e)	1,075	1,088
Series 2017 B:
5% 7/1/29	2,070	2,203
5% 7/1/33	2,900	3,035
5% 7/1/36	3,310	3,425
5% 7/1/37	2,070	2,139
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,235
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	913
5% 7/1/49	1,125	1,005
5% 7/1/54	1,330	1,169
5% 7/1/59	2,000	1,732
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	7,370	7,736
TOTAL ARIZONA		68,200
California - 5.8%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,614
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	150
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2020, 4% 11/1/38	6,500	6,291
Series 2021:
5% 10/1/37	7,740	8,362
5% 10/1/41	49,565	52,903
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	2,015	1,741
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	7,138
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	920	777
5% 7/1/37 (d)	1,525	1,148
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	335	238
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/28	5,110	5,168
(Various Cap. Projs.) Series 2022 C:
5% 8/1/31	1,365	1,521
5% 8/1/34	2,535	2,766
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% 2/1/45	2,695	2,059
Series 2018 A, 5% 3/1/42	195	195
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,376
5% 7/1/36	1,600	1,735
5% 7/1/37	1,000	1,078
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,037
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	4,100	3,274
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	4,140	3,035
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	155
Los Angeles Dept. Arpt. Rev.:
Series 2020 C, 5% 5/15/45 (e)	2,900	2,910
Series 2021 D, 5% 5/15/35 (e)	1,700	1,743
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/25 (e)	3,515	3,653
5% 8/1/26 (e)	1,350	1,416
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	2,850
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,595	1,668
4% 8/1/30	465	484
4% 8/1/32	2,900	2,989
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,515
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,293
Series 2011, 0% 8/1/46	950	285
Series B:
0% 8/1/37	6,455	3,327
0% 8/1/39	19,705	9,100
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	842
5% 9/1/26	1,050	1,081
5% 9/1/29	2,185	2,248
5% 9/1/31	985	1,008
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,531
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2021 B:
5% 7/1/46 (e)	10,000	9,994
5% 7/1/56 (e)	7,000	6,883
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	1,781
Series 2008 E, 0% 7/1/47 (f)	7,205	4,706
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (e)	1,000	999
Series 2019 B, 5% 5/1/49	3,765	3,869
Series 2022 A:
5% 5/1/26 (e)	6,315	6,508
5% 5/1/27 (e)	6,395	6,622
5% 5/1/28 (e)	8,530	8,887
5% 5/1/29 (e)	5,710	5,983
Series 2022 B, 5% 5/1/52	17,310	17,917
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	5,043
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	3,939
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	3,725	3,828
TOTAL CALIFORNIA		235,678
Colorado - 1.9%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,095
5% 10/1/43	2,600	2,540
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,204
4% 9/1/36	1,075	940
5% 9/1/46	6,045	5,861
Series 2019 A1, 4% 8/1/44	2,395	1,987
Series 2019 A2:
4% 8/1/49	10,975	8,786
5% 8/1/37	1,000	998
5% 8/1/44	6,145	5,954
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,115	1,107
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (e)	2,855	2,973
5% 11/15/27 (e)	2,440	2,553
Series 2018 A:
5% 12/1/34 (e)	4,245	4,385
5% 12/1/36 (e)	4,140	4,185
5% 12/1/37 (e)	8,280	8,358
Series 2022 A:
5% 11/15/33 (e)	1,185	1,234
5% 11/15/36 (e)	10,000	10,238
5.5% 11/15/38 (e)	12,500	13,332
TOTAL COLORADO		78,730
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,895	1,968
Series 2020 A:
4% 1/15/33	10,100	10,001
4% 1/15/34	8,385	8,252
4% 1/15/38	1,000	929
Series 2021 A:
3% 1/15/35	1,000	851
3% 1/15/40	1,770	1,357
Series 2021 B:
3% 6/1/38	1,850	1,475
3% 6/1/40	1,290	982
4% 1/15/39	3,305	3,055
Series 2022 B, 3% 1/15/40	3,710	2,844
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	433
5% 7/1/27	290	305
5% 7/1/28	525	552
5% 7/1/29	330	347
Series 2016 K, 4% 7/1/46	7,315	5,899
Series 2018 K-3, 5% 7/1/36	895	854
Series 2019 A:
5% 7/1/39 (d)	3,930	3,296
5% 7/1/49 (d)	285	221
Series 2020 A:
4% 7/1/37	2,500	2,273
4% 7/1/38	1,120	1,009
5% 7/1/32	2,000	2,074
5% 7/1/34	3,500	3,602
Series 2020 K, 5% 7/1/44 (d)	1,525	1,411
Series 2022 M, 4% 7/1/36	4,000	3,572
Series G, 5% 7/1/50 (d)	1,800	1,635
Series K1:
5% 7/1/27	415	415
5% 7/1/29	1,060	1,058
5% 7/1/30	830	824
5% 7/1/31	1,400	1,380
5% 7/1/32	1,000	980
5% 7/1/33	2,500	2,434
5% 7/1/34	620	598
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,820	1,723
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	3,785	3,859
5% 4/1/39 (d)	4,865	4,878
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	885	934
TOTAL CONNECTICUT		78,280
District Of Columbia - 1.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/35	2,115	2,237
5% 10/1/37	2,125	2,233
5% 10/1/39	2,000	2,094
5% 10/1/44	7,000	7,260
Series 2019 B, 5% 10/1/47	7,150	7,102
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (e)	1,200	1,237
5% 10/1/32 (e)	1,855	1,907
5% 10/1/33 (e)	910	933
5% 10/1/35 (e)	2,070	2,102
5% 10/1/42 (e)	4,140	4,156
Series 2020 A:
5% 10/1/26 (e)	9,015	9,378
5% 10/1/27 (e)	3,125	3,267
5% 10/1/28 (e)	1,560	1,636
TOTAL DISTRICT OF COLUMBIA		45,542
Florida - 7.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,500
Broward County Arpt. Sys. Rev.:
Series 2017:
5% 10/1/25 (e)	205	212
5% 10/1/26 (e)	930	961
5% 10/1/27 (e)	830	861
5% 10/1/29 (e)	2,200	2,280
5% 10/1/30 (e)	610	628
5% 10/1/32 (e)	2,900	2,956
5% 10/1/33 (e)	1,080	1,095
5% 10/1/34 (e)	1,055	1,067
5% 10/1/35 (e)	1,240	1,253
5% 10/1/36 (e)	1,655	1,670
5% 10/1/37 (e)	1,865	1,880
5% 10/1/42 (e)	3,520	3,516
5% 10/1/47 (e)	4,965	4,946
Series A:
5% 10/1/28 (e)	2,485	2,542
5% 10/1/30 (e)	2,900	2,953
5% 10/1/31 (e)	2,485	2,519
5% 10/1/32 (e)	2,320	2,348
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	584
Series 2015 A, 5% 7/1/27	830	863
Series 2016, 5% 7/1/32	1,820	1,896
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,013
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,774
5% 7/1/32	10,120	10,494
Series 2016 A, 5% 7/1/33	1,110	1,161
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	2,249
Florida Dept. of Trans. Tpk. Rev. Series 2022 B:
4% 7/1/36	4,155	4,055
4% 7/1/37	4,525	4,366
4% 7/1/38	4,710	4,452
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,348
Series 2015 C:
5% 10/1/30	2,705	2,741
5% 10/1/40	1,655	1,650
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	1,900
5% 10/1/31	1,975	2,065
Series 2015 B:
5% 10/1/28	830	864
5% 10/1/30	1,490	1,544
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (e)	830	830
Series 2016:
5% 10/1/26 (e)	1,405	1,452
5% 10/1/27 (e)	830	861
Series 2017 A:
5% 10/1/25 (e)	275	283
5% 10/1/25 (Escrowed to Maturity) (e)	555	578
5% 10/1/27 (e)	385	399
5% 10/1/27 (Escrowed to Maturity) (e)	1,270	1,353
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (e)	2,485	2,653
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (e)	2,665	2,845
5% 10/1/32 (e)	5,590	5,698
5% 10/1/34 (e)	4,965	5,023
5% 10/1/35 (e)	6,565	6,633
5% 10/1/36 (e)	6,210	6,268
5% 10/1/37 (e)	5,175	5,216
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	230	235
JEA Wtr. & Swr. Sys. Rev. Series 2021 A:
4% 10/1/37	4,560	4,308
4% 10/1/38	1,090	1,015
Miami-Dade County Aviation Rev.:
Series 2014 A:
5% 10/1/28 (e)	4,140	4,205
5% 10/1/33 (e)	6,940	6,982
5% 10/1/36 (e)	13,125	13,177
Series 2015 A:
5% 10/1/29 (e)	1,310	1,340
5% 10/1/31 (e)	1,100	1,115
5% 10/1/35 (e)	4,555	4,575
Series 2016 A:
5% 10/1/29	1,200	1,251
5% 10/1/31	1,450	1,505
Series 2017 B, 5% 10/1/40 (e)	10,760	10,761
Series 2019 A, 5% 10/1/49 (e)	11,860	11,724
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,265	2,284
Series 2014 B, 5% 7/1/28	830	845
Series 2016 A:
5% 7/1/32	3,560	3,644
5% 7/1/33	3,020	3,086
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	3,375	3,487
Series 2016 A, 5% 5/1/30	6,225	6,482
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	3,846
Series 2021:
5% 10/1/31	1,250	1,370
5% 10/1/32	645	704
Orange County Health Facilities Auth. Series 2016 A:
5% 10/1/39	2,200	2,202
5% 10/1/44	1,605	1,599
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (e)	1,140	1,166
5% 10/1/27 (e)	830	855
5% 10/1/29 (e)	860	885
5% 10/1/30 (e)	1,530	1,567
5% 10/1/31 (e)	1,075	1,094
5% 10/1/32 (e)	1,655	1,681
5% 10/1/33 (e)	3,555	3,596
5% 10/1/34 (e)	3,730	3,765
5% 10/1/35 (e)	3,930	3,963
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	3,905	4,055
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	403
5% 7/1/39	810	765
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,337
5% 10/1/32	5,190	5,402
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	1,975
5% 8/15/26	2,815	2,947
5% 8/15/27	1,865	1,969
5% 8/15/28	1,240	1,321
5% 8/15/30	2,685	2,854
5% 8/15/31	2,590	2,733
5% 8/15/32	1,930	2,015
5% 8/15/34	5,360	5,540
5% 8/15/35	3,555	3,661
5% 8/15/42	5,465	5,540
5% 8/15/47	8,115	8,182
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	868
Series 2015 A, 5% 12/1/40	1,820	1,745
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	921
5% 10/15/49	1,705	1,727
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	869
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,319
TOTAL FLORIDA		299,760
Georgia - 3.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (e)	1,870	1,929
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	6,900	7,317
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	1,515	1,347
Georgia Gen. Oblig. Series 2022 A:
5% 7/1/33	6,885	7,765
5% 7/1/34	14,350	16,085
5% 7/1/35	24,240	26,991
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,485
5% 8/1/39	1,705	1,698
5% 8/1/43	2,275	2,178
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,307
4% 7/1/36	4,500	4,175
4% 7/1/43	6,160	5,378
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	25,000	24,699
Series 2021 C, 4%, tender 12/1/28 (b)	23,425	22,203
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,051
Series 2019 A, 5% 6/1/29	800	847
Series 2020 B:
5% 9/1/31	2,490	2,743
5% 9/1/32	1,880	2,063
TOTAL GEORGIA		131,261
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (e)	6,210	6,161
Series 2018 A:
5% 7/1/29 (e)	1,055	1,099
5% 7/1/30 (e)	1,240	1,286
5% 7/1/31 (e)	1,215	1,254
5% 7/1/32 (e)	1,240	1,274
5% 7/1/33 (e)	1,265	1,293
Series 2022 A, 5% 7/1/42 (e)	9,480	9,509
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (e)	750	710
TOTAL HAWAII		22,586
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	545	537
Illinois - 17.3%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	7,630	7,098
Series 2015 C, 5.25% 12/1/39	1,405	1,414
Series 2016 B, 6.5% 12/1/46	660	699
Series 2017 A, 7% 12/1/46 (d)	2,320	2,536
Series 2017 C:
5% 12/1/24	4,770	4,853
5% 12/1/25	2,725	2,784
5% 12/1/26	800	819
5% 12/1/30	2,105	2,128
5% 12/1/34	1,245	1,240
Series 2017 D:
5% 12/1/23	2,460	2,486
5% 12/1/24	1,030	1,048
5% 12/1/31	3,565	3,581
Series 2017 H, 5% 12/1/36	95	93
Series 2018 A:
5% 12/1/25	830	848
5% 12/1/26	830	849
5% 12/1/28	3,915	3,989
5% 12/1/30	1,655	1,676
5% 12/1/32	950	955
5% 12/1/34	1,140	1,141
5% 12/1/35	830	828
Series 2018 C, 5% 12/1/46	3,250	3,139
Series 2019 A:
4% 12/1/27	5,000	4,831
5% 12/1/27	1,625	1,659
5% 12/1/28	2,910	2,965
5% 12/1/28	2,000	2,038
5% 12/1/33	1,300	1,301
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,034
Series 2020 A:
5% 1/1/27	430	438
5% 1/1/29	3,175	3,219
5% 1/1/30	3,125	3,142
5% 1/1/31	3,760	3,768
Series 2021 A, 5% 1/1/32	5,335	5,322
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (e)	8,550	8,636
5% 1/1/28 (e)	15,855	16,012
5% 1/1/33 (e)	4,450	4,465
5% 1/1/34 (e)	2,150	2,155
Series 2016 A, 5% 1/1/28 (e)	1,655	1,694
Series 2016 B:
4% 1/1/35	1,305	1,212
5% 1/1/36	1,655	1,691
5% 1/1/37	2,235	2,274
5% 1/1/46	5,865	5,874
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A:
5% 1/1/31 (e)	5,000	5,057
5% 1/1/32 (e)	10,100	10,201
Series 2015 C, 5% 1/1/46 (e)	1,985	1,968
Series 2016 B, 5% 1/1/34	5,050	5,172
Series 2016 C:
5% 1/1/33	2,255	2,324
5% 1/1/34	2,610	2,681
Series 2016 G:
5% 1/1/37 (e)	1,655	1,666
5% 1/1/42 (e)	1,655	1,645
5.25% 1/1/29 (e)	290	302
5.25% 1/1/31 (e)	330	340
Series 2017 A, 5% 1/1/31	2,925	3,072
Series 2017 B:
5% 1/1/35	1,740	1,791
5% 1/1/37	7,080	7,239
Series 2017 C:
5% 1/1/30	495	521
5% 1/1/31	495	520
5% 1/1/32	540	564
Series 2017 D:
5% 1/1/28 (e)	2,475	2,554
5% 1/1/29 (e)	2,070	2,135
5% 1/1/32 (e)	2,235	2,276
5% 1/1/34 (e)	3,360	3,399
5% 1/1/35 (e)	2,485	2,509
5% 1/1/36 (e)	3,090	3,117
5% 1/1/37 (e)	1,655	1,666
Series 2018 A:
5% 1/1/48 (e)	2,215	2,193
5% 1/1/53 (e)	3,790	3,729
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (e)	2,185	2,123
5% 7/1/48 (e)	9,030	8,389
Chicago Transit Auth. Series 2017, 5% 12/1/46	3,395	3,399
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	255	264
5% 6/1/26	205	215
Cook County Gen. Oblig. Series 2016 A:
5% 11/15/26	4,420	4,651
5% 11/15/27	2,320	2,444
5% 11/15/28	3,020	3,173
5% 11/15/29	3,760	3,947
5% 11/15/30	4,140	4,338
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2021 A, 2% 1/1/39	4,200	2,741
Illinois Fin. Auth. Series 2020, 5% 7/1/36	5,850	6,368
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,107
5% 8/1/30	760	769
5% 8/1/32	1,015	1,019
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	774
5% 10/1/29	830	865
5% 10/1/30	830	863
5% 10/1/35	1,655	1,696
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	22,305
5% 5/15/43	34,525	34,033
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	897
4% 2/15/33	225	219
5% 2/15/29	5,110	5,369
5% 2/15/36	1,535	1,570
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	804
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	421
Series 2013:
5% 11/15/28	2,380	2,382
5% 11/15/29	1,160	1,161
Series 2015 A, 5% 11/15/35	1,985	2,010
Series 2015 C:
4.125% 8/15/37	735	647
5% 8/15/35	6,175	6,194
5% 8/15/44	30,175	29,702
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	1,970	2,060
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,020	1,075
5% 2/15/29	4,255	4,438
5% 2/15/30	4,490	4,665
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	590	622
5% 2/15/31	3,620	3,743
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,040	1,096
5% 2/15/32	3,520	3,621
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	540	569
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	4,140	4,364
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	445
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	2,140	2,256
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	1,785
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	529
Series 2016 B:
5% 8/15/31	6,095	6,332
5% 8/15/32	5,000	5,162
5% 8/15/34	6,220	6,362
5% 8/15/36	8,680	8,855
Series 2016 C:
3.75% 2/15/34	1,215	1,127
4% 2/15/36	5,160	4,880
4% 2/15/41	20,725	18,911
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	669
5% 2/15/31	12,595	13,087
5% 2/15/32	3,660	3,793
5% 2/15/34	2,920	2,989
5% 2/15/41	5,720	5,741
Series 2016 D, 4% 2/15/46	15,500	13,255
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	31
5% 5/15/29	1,040	1,070
5% 12/1/29	1,420	1,461
5% 5/15/30	2,200	2,253
5% 12/1/33	835	849
5% 12/1/46	11,065	10,756
Series 2017 A:
5% 1/1/36 (Pre-Refunded to 1/1/27 @ 100)	1,860	1,969
5% 8/1/42	730	719
Series 2017:
5% 1/1/29	2,775	2,958
5% 7/1/34	4,640	4,889
5% 7/1/35	3,900	4,102
Series 2019:
4% 9/1/37	600	512
4% 9/1/41	1,000	817
5% 9/1/36	1,000	981
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	3,005	3,044
5% 2/1/26	2,270	2,298
5% 4/1/28	1,895	1,912
5% 5/1/28	1,780	1,796
5.25% 2/1/31	360	363
Series 2016:
5% 6/1/26	995	1,013
5% 2/1/27	5,585	5,694
Series 2018 A, 5% 10/1/28	230	235
Series 2020, 5.75% 5/1/45	3,865	3,949
Series 2021 A:
5% 3/1/32	2,750	2,796
5% 3/1/33	1,500	1,513
5% 3/1/34	2,220	2,218
5% 3/1/35	5,450	5,400
5% 3/1/36	4,500	4,448
5% 3/1/37	5,500	5,411
5% 3/1/46	7,635	7,222
Series 2022 A:
5% 3/1/29	4,600	4,705
5% 3/1/32	4,490	4,573
5% 3/1/33	6,690	6,755
5% 3/1/34	5,110	5,105
Series 2022 B, 5% 10/1/34 (g)	16,015	15,915
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,050	5,140
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,503
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	5,825	6,062
Series 2019 A, 5% 1/1/44	1,260	1,286
Series A:
5% 1/1/36	1,000	1,066
5% 1/1/38	350	365
5% 1/1/40	2,390	2,477
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	5,970
5% 2/1/35	4,140	4,258
5% 2/1/36	7,120	7,313
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,000	675
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	1,295
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	41,985	14,387
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	25,250	7,717
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,000	819
Series 2012 B, 0% 12/15/51	10,845	1,961
Series 1996 A, 0% 6/15/24	2,535	2,362
Series 1998 A, 5.5% 12/15/23	5	5
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690	878
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,280	6,307
Series 2017 B:
5% 12/15/25	830	846
5% 12/15/26	2,755	2,823
5% 12/15/27	295	302
5% 12/15/31	560	565
5% 12/15/34	330	329
Series 2022 A:
4% 12/15/42	7,330	5,974
4% 12/15/47	560	436
4% 6/15/52	2,000	1,516
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,449
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,362
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,058
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,371
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,304
5% 6/1/28	2,275	2,361
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	4,555	4,661
6.25% 10/1/38	4,495	4,614
Series 2018 A, 5% 4/1/30	3,425	3,642
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,095	4,393
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	1,020	1,075
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,307
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,307
TOTAL ILLINOIS		705,138
Indiana - 1.2%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,105
Series 2016:
5% 9/1/26	1,075	1,133
5% 9/1/27	540	567
5% 9/1/28	2,535	2,652
5% 9/1/29	1,240	1,292
5% 9/1/30	1,160	1,204
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	2,105	2,105
Series 2015 A, 5% 10/1/30	3,990	4,107
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	2,045	1,618
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	5,212
Series 2016:
4% 1/1/32 (e)	830	779
4% 1/1/33 (e)	830	765
4% 1/1/34 (e)	1,010	918
4% 1/1/35 (e)	2,300	2,116
5% 1/1/26 (e)	875	899
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,061
5% 7/1/35	1,960	2,086
5% 7/1/36	2,130	2,264
5% 7/1/37	1,970	2,090
5% 7/1/38	2,345	2,483
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	230
4% 4/1/46	6,035	5,005
5% 4/1/43	460	462
Series 2020:
4% 4/1/38	1,510	1,336
5% 4/1/32	1,805	1,884
TOTAL INDIANA		50,373
Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,012
5% 5/15/48	1,885	1,626
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (e)	1,850	1,934
5% 12/1/27 (e)	1,965	2,065
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	3,820	3,379
TOTAL IOWA		10,016
Kentucky - 1.0%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	1,310	1,371
5% 1/1/31	1,240	1,294
5% 1/1/32	1,240	1,286
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,002
5% 8/1/44	1,000	969
Series 2019 A2, 5% 8/1/44	2,995	2,902
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	869
5% 5/1/29	4,510	4,816
5% 5/1/32	1,185	1,262
5% 5/1/33	915	972
5% 5/1/34	1,045	1,107
5% 5/1/35	615	639
5% 5/1/36	520	539
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	10,000	9,907
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,695	1,746
Series 2020 D, 5%, tender 10/1/29 (b)	2,030	2,127
Series 2013 A, 5.5% 10/1/33	2,815	2,854
Series 2020 A:
5% 10/1/37	2,405	2,416
5% 10/1/38	2,300	2,306
TOTAL KENTUCKY		40,384
Louisiana - 1.1%
Jefferson Parish Consolidated Wtrwks. District No. 2 Series 2022, 5% 2/1/42 (Build America Mutual Assurance Insured)	10,390	10,830
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	1,937
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,274
5% 12/15/25	2,585	2,675
5% 12/15/26	1,045	1,091
5% 12/15/28	1,655	1,722
5% 12/15/29	1,175	1,222
5% 12/15/30	2,320	2,408
Series 2018 E:
5% 7/1/37	1,615	1,648
5% 7/1/38	1,260	1,280
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (e)	4,295	4,370
5% 1/1/30 (e)	5,795	5,881
5% 1/1/31 (e)	2,070	2,094
Series 2017 B:
5% 1/1/27 (e)	330	341
5% 1/1/28 (e)	205	212
5% 1/1/32 (e)	330	336
5% 1/1/33 (e)	580	588
5% 1/1/34 (e)	180	182
5% 1/1/35 (e)	330	333
Series 2017 D2:
5% 1/1/27 (e)	415	428
5% 1/1/28 (e)	595	614
5% 1/1/31 (e)	530	541
5% 1/1/33 (e)	850	862
5% 1/1/34 (e)	1,020	1,032
5% 1/1/36 (e)	775	782
5% 1/1/37 (e)	1,275	1,284
TOTAL LOUISIANA		45,967
Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,935	1,597
4% 7/1/46	3,180	2,510
5% 7/1/41	8,620	8,491
5% 7/1/46	22,975	22,277
Series 2017 B:
4% 7/1/25	375	378
4% 7/1/31	580	570
4% 7/1/32	415	401
4% 7/1/34	835	768
5% 7/1/26	270	281
5% 7/1/28	420	440
5% 7/1/29	330	345
5% 7/1/33	830	857
5% 7/1/35	630	644
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	903
5% 7/1/36	2,150	2,218
5% 7/1/38	555	571
TOTAL MAINE		43,251
Maryland - 2.0%
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/36	1,015	1,112
5% 10/15/38	2,935	3,199
5% 10/15/39	3,085	3,355
5% 10/15/42	3,315	3,564
City of Westminster Series 2016:
5% 11/1/27	2,150	2,222
5% 11/1/28	2,275	2,349
5% 11/1/29	2,410	2,488
5% 11/1/30	2,555	2,628
Harford County Gen. Oblig. Series 2020 A:
5% 10/1/27	2,000	2,166
5% 10/1/29	2,000	2,222
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	2,345	2,312
Maryland Dept. of Trans.:
Series 2022 A:
5% 12/1/25	1,000	1,054
5% 12/1/27	1,000	1,084
Series 2022 B, 5% 12/1/26	1,755	1,868
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,086
5% 6/1/35	1,655	1,710
Maryland Gen. Oblig.:
Series 2021 A, 5% 3/1/33	10,035	11,176
Series 2022 A, 5% 6/1/35	10,210	11,371
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	2,630
Series 2016 A:
4% 7/1/42	1,430	1,153
5% 7/1/35	575	579
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/51	4,000	4,210
Washington Metropolitan Area Transit Auth.:
Series 2020 A, 5% 7/15/38	9,900	10,477
Series 2021 A:
5% 7/15/41	1,250	1,312
5% 7/15/46	2,000	2,077
TOTAL MARYLAND		79,404
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	2,235	2,475
5% 7/1/33	2,500	2,748
5% 7/1/34	1,260	1,369
5% 7/1/35	3,180	3,438
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	5,900	6,157
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,373
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,427
5% 7/1/34	3,500	3,653
Series 2017, 4% 7/1/41	8,280	7,536
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	680
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	855
5% 10/1/28	875	901
5% 10/1/29	920	946
5% 10/1/31	1,015	1,035
5% 10/1/32	1,065	1,082
Series 2016 I, 5% 7/1/41	1,925	1,896
Series 2016:
5% 10/1/29	830	861
5% 10/1/30	1,240	1,285
5% 7/1/31	1,385	1,432
5% 10/1/31	1,340	1,385
5% 10/1/43	8,995	8,764
Series 2017:
5% 7/1/34	1,325	1,337
5% 7/1/35	1,000	1,007
Series 2019, 5% 9/1/59	14,880	14,911
Series 2020 A, 4% 7/1/45	12,200	10,003
Series 2022, 5% 10/1/37	1,720	1,828
Series M:
4% 10/1/50	12,425	9,843
5% 10/1/45	9,360	9,158
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (e)	1,000	1,044
5% 7/1/28 (e)	1,915	2,018
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	1,750	1,828
Series 2019 C, 5% 5/1/49	4,175	4,339
Series 2020 D, 5% 7/1/48	5,670	5,929
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	1,824
5% 7/1/34	895	936
5% 7/1/38	1,300	1,351
Series 2016 B, 5% 7/1/43 (e)	7,110	7,155
Series 2021 E:
5% 7/1/38 (e)	2,875	2,945
5% 7/1/39 (e)	4,480	4,580
5% 7/1/40 (e)	2,835	2,892
5% 7/1/51 (e)	10,000	9,992
TOTAL MASSACHUSETTS		148,218
Michigan - 2.3%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000	1,020
Series A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,015
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	2,422
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,512
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,093
5% 7/1/48	8,725	8,851
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,945	2,008
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10	11
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,136
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	189
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	2,691
(Trinity Health Proj.) Series 2017, 5% 12/1/42	2,140	2,149
Series 2016, 5% 11/15/41	1,560	1,551
Series 2019 A, 5% 11/15/48	2,105	2,093
Series 2020 A, 4% 6/1/49	2,545	2,054
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	1,110	1,165
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	140
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	2,010	1,948
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	8,780
5% 3/1/50	13,450	13,763
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,484
5% 11/1/31	2,090	2,196
5% 11/1/36	205	215
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,165	1,236
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (e)	5,790	5,931
Series 2015 G, 5% 12/1/28 (e)	4,555	4,665
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,230	1,173
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,020	962
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	995	940
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,035	966
5% 12/1/31	310	326
5% 12/1/32	315	329
5% 12/1/34	580	602
5% 12/1/35	540	557
5% 12/1/37	355	364
Series 2017 B:
5% 12/1/29 (e)	495	513
5% 12/1/30 (e)	580	597
5% 12/1/31 (e)	660	674
5% 12/1/32 (e)	420	428
5% 12/1/32 (e)	540	550
5% 12/1/34 (e)	495	501
5% 12/1/35 (e)	540	546
5% 12/1/37 (e)	705	711
5% 12/1/42 (e)	830	827
Series 2018 D, 5% 12/1/29 (e)	3,645	3,803
TOTAL MICHIGAN		91,687
Minnesota - 0.8%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	5,924
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,387
Series 2017, 5% 5/1/25	660	677
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	642
5% 10/1/45	1,370	1,383
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (Liquidity Facility Royal Bank of Canada) (b)	18,275	18,187
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,008
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	3,770	3,697
TOTAL MINNESOTA		33,905
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	589
5% 3/1/31	870	879
5% 3/1/36	1,725	1,725
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,103
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	802
3.25% 2/1/28	830	801
5% 2/1/29	1,025	1,047
5% 2/1/31	2,150	2,188
5% 2/1/33	2,375	2,405
5% 2/1/36	2,235	2,250
Series 2019 A:
4% 10/1/48	2,850	2,504
5% 10/1/46	5,575	5,783
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	660	651
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,513
5% 7/1/34	1,750	1,834
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	827
Series 2018 A:
5.125% 9/1/48	3,325	2,803
5.125% 9/1/49	2,665	2,237
TOTAL MISSOURI		32,941
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (e)	520	517
Series 2019 B, 4% 6/1/50	385	378
TOTAL MONTANA		895
Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	795
5% 7/1/36	570	590
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (e)	1,805	1,787
Series 2019 E, 3.75% 9/1/49 (e)	1,995	1,969
Series 2020 A, 3.5% 9/1/50	1,635	1,581
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,111
5% 1/1/40	935	960
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (e)	330	342
5% 12/15/26 (e)	1,190	1,240
5% 12/15/27 (e)	830	863
5% 12/15/30 (e)	1,240	1,277
5% 12/15/31 (e)	650	667
5% 12/15/33 (e)	660	674
5% 12/15/35 (e)	1,655	1,677
5% 12/15/36 (e)	420	425
TOTAL NEBRASKA		16,958
Nevada - 0.3%
Clark County School District Series 2020 B, 3% 6/15/39	3,710	2,853
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	3,750	3,892
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,130	1,115
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	960
5% 7/1/45	2,605	2,433
TOTAL NEVADA		11,253
New Hampshire - 1.9%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,906	5,473
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,470
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	936
5% 8/1/29	855	890
5% 8/1/30	850	879
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	3,503
Series 2017:
5% 7/1/30	2,125	2,268
5% 7/1/31	4,750	5,044
5% 7/1/32	3,185	3,365
5% 7/1/33	2,900	3,048
5% 7/1/34	4,415	4,608
5% 7/1/35	4,635	4,830
5% 7/1/36	4,870	5,070
5% 7/1/37	4,290	4,458
Series 2017, 5% 7/1/44	1,590	1,507
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	2,295	2,120
5% 7/1/24	830	831
5% 7/1/25	980	981
5% 7/1/27	415	415
Series 2016:
4% 10/1/38	2,010	1,801
5% 10/1/24	1,755	1,797
5% 10/1/25	1,740	1,801
5% 10/1/29	5,525	5,668
5% 10/1/31	4,315	4,400
5% 10/1/33	3,355	3,406
5% 10/1/38	6,185	6,107
TOTAL NEW HAMPSHIRE		77,676
New Jersey - 4.8%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	860	901
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	2,105	2,203
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,035	1,080
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	1,075	1,119
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,000	763
Series A, 5% 11/1/40	8,915	8,834
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	910	716
Series 2015 XX, 5.25% 6/15/27	14,075	14,498
Series LLL, 5% 6/15/44	2,680	2,652
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,782
5% 7/1/32	1,985	2,029
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	22,085	22,334
4% 6/1/31	1,230	1,240
4% 6/1/32	830	832
5% 6/1/29	3,685	3,990
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	1,660	1,730
5% 7/1/26 (Escrowed to Maturity)	915	968
5% 7/1/26 (Escrowed to Maturity)	275	290
5% 7/1/27	620	652
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	420	443
5% 7/1/28	300	315
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	580	613
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	415	438
5% 7/1/30	830	871
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	690	729
Series 2016:
4% 7/1/48	2,400	1,870
5% 7/1/41	2,865	2,666
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (e)	830	865
Series 2018 B:
5% 12/1/25 (e)	3,495	3,609
5% 12/1/26 (e)	1,035	1,074
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	21,759
Series 2006 C, 0% 12/15/30 (FGIC Insured)	1,200	849
Series 2008 A, 0% 12/15/38	1,500	661
Series 2010 A, 0% 12/15/27	9,485	7,669
Series 2014 BB2:
5% 6/15/32	5,810	6,005
5% 6/15/33	1,635	1,675
5% 6/15/34	1,060	1,076
Series 2016 A:
5% 6/15/27	2,250	2,352
5% 6/15/28	9,150	9,499
5% 6/15/29	1,865	1,931
Series 2021 A, 5% 6/15/33	2,980	3,054
Series 2022 A:
4% 6/15/39	5,030	4,396
4% 6/15/40	5,410	4,694
4% 6/15/42	7,290	6,246
Series 2022 AA:
5% 6/15/32	8,500	8,811
5% 6/15/34	7,460	7,563
5% 6/15/36	2,215	2,235
5% 6/15/37	4,235	4,260
Series A, 5% 12/15/33	680	693
Series AA:
4% 6/15/35	1,500	1,369
4% 6/15/40	1,680	1,458
4% 6/15/45	6,895	5,826
5% 6/15/35	490	496
5% 6/15/39	3,000	2,985
5% 6/15/45	1,550	1,533
Series BB, 5% 6/15/50	1,885	1,864
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 4.625% 11/1/47	3,500	3,315
TOTAL NEW JERSEY		196,380
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,505	1,473
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	275	251
5% 5/15/39	205	179
5% 5/15/44	215	181
5% 5/15/49	425	346
TOTAL NEW MEXICO		2,430
New York - 6.9%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	994
4% 7/1/34	1,035	985
Series 2017:
5% 12/1/23 (d)	1,200	1,209
5% 12/1/24 (d)	1,100	1,115
5% 12/1/25 (d)	1,200	1,219
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	3,310	2,271
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	26,260
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	5,215	5,392
New York City Gen. Oblig. Series 2016 E, 5% 8/1/28	3,645	3,831
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	11,240	11,711
Series GG 1, 5% 6/15/48	3,500	3,617
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	3,000	3,049
Series 2015 S2, 5% 7/15/35	1,465	1,509
New York City Transitional Fin. Auth. Rev. Series C1, 5% 5/1/29	3,720	4,054
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/15/37	785	773
5% 7/15/42	2,210	2,127
5% 7/15/50	5,710	5,339
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	7,928
Series 2015 A1, 5% 11/15/45	6,170	5,892
Series 2020 D:
4% 11/15/46	39,325	32,356
4% 11/15/47	2,710	2,219
New York State Dorm. Auth. Series 2021 E, 4% 3/15/45	13,955	12,516
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (e)	755	734
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,068
Series 2020 C, 5% 3/15/47	15,000	15,398
Series 2020 E:
4% 3/15/37	6,970	6,560
4% 3/15/44	28,000	25,160
4% 3/15/45	22,500	20,152
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (e)	3,560	3,395
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (e)	2,755	2,780
5% 12/1/33 (e)	4,270	4,248
5% 12/1/34 (e)	4,665	4,610
5% 12/1/35 (e)	2,330	2,288
5% 12/1/36 (e)	1,590	1,549
5% 12/1/37 (e)	4,240	4,117
5% 12/1/38 (e)	10,300	9,938
5% 12/1/39 (e)	7,875	7,580
5% 12/1/40 (e)	6,665	6,405
5% 12/1/41 (e)	6,060	5,804
5% 12/1/42 (e)	3,030	2,889
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	5,450
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	4,707
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,133
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500	1,600
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	807
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (d)	750	639
5.375% 11/1/54 (d)	1,150	903
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,240
TOTAL NEW YORK		281,520
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,915	4,017
North Carolina - 0.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,229
5% 6/1/46	2,120	2,236
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,345
5% 7/1/33	1,040	1,086
5% 7/1/37	2,910	3,006
Series 2017 B:
5% 7/1/25 (e)	85	88
5% 7/1/26 (e)	85	88
5% 7/1/27 (e)	160	167
5% 7/1/28 (e)	135	140
5% 7/1/29 (e)	195	202
5% 7/1/30 (e)	210	217
5% 7/1/31 (e)	395	407
5% 7/1/32 (e)	420	432
5% 7/1/33 (e)	440	451
5% 7/1/34 (e)	460	468
5% 7/1/35 (e)	315	320
5% 7/1/36 (e)	255	258
5% 7/1/37 (e)	300	304
5% 7/1/42 (e)	975	977
Series 2017 C, 4% 7/1/32	1,190	1,151
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	275	296
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	2,215	2,385
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	1,000	1,077
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2021 A:
4% 3/1/41	1,050	814
4% 3/1/51	2,075	1,437
TOTAL NORTH CAROLINA		23,581
Ohio - 2.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	7,115
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,570
5% 8/1/26	1,645	1,724
5% 8/1/27	2,060	2,181
5% 8/1/28	2,060	2,191
5% 8/1/29	4,130	4,384
5% 8/1/30	3,520	3,720
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
5% 6/1/30	2,000	2,102
5% 6/1/32	1,665	1,729
5% 6/1/33	2,000	2,067
5% 6/1/34	420	432
Series 2020 B2, 5% 6/1/55	6,150	5,166
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	1,836
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,119
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	470	441
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	4,700	4,891
5% 12/1/51	6,900	7,158
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	5,571
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,850	1,888
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	3,685	3,516
Ohio Gen. Oblig. Series 2019 A, 5% 3/1/28	4,315	4,700
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	826
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	490	490
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	802
(Infrastructure Projs.) Series 2022 A:
5% 2/15/30 (g)	270	295
5% 2/15/32 (g)	4,930	5,420
5% 2/15/38 (g)	1,155	1,242
5% 2/15/39 (g)	240	257
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/29	2,615	2,873
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	1,858
5% 2/15/34	370	372
Series 2019, 5% 2/15/29	3,525	3,614
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	3,855
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,550	1,501
6% 12/1/29	1,645	1,588
6% 12/1/30	1,750	1,674
6% 12/1/31	1,850	1,751
TOTAL OHIO		96,919
Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,100
5% 10/1/29	1,160	1,214
5% 10/1/36	830	863
5% 10/1/39	1,655	1,718
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	1,731
TOTAL OKLAHOMA		6,626
Oregon - 0.9%
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/36	1,525	1,250
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,325	6,242
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (e)	2,980	2,971
Series 2022 28:
5% 7/1/41 (e)	12,420	12,505
5% 7/1/52 (e)	10,500	10,365
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	1,680	1,481
TOTAL OREGON		34,814
Pennsylvania - 8.7%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/38 (e)	2,545	2,274
4% 1/1/39 (e)	3,075	2,734
4% 1/1/40 (e)	10,000	8,835
4% 1/1/41 (e)	10,000	8,752
5% 1/1/29 (e)	4,185	4,358
5% 1/1/30 (e)	4,000	4,183
5% 1/1/31 (e)	3,000	3,139
5% 1/1/32 (e)	4,000	4,149
5% 1/1/51 (e)	20,480	20,342
5% 1/1/56 (e)	12,420	12,117
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,500	1,190
4% 12/1/41	2,450	1,707
4.25% 12/1/50	2,730	1,800
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	495	487
5% 7/1/33	1,150	1,117
5% 7/1/40	3,100	2,790
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	885
5% 7/15/29	1,290	1,404
5% 7/15/32	830	895
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	885	914
5% 6/1/29	970	998
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	2,891
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,016
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	1,934
4% 7/15/35	2,135	1,957
4% 7/15/37	4,140	3,734
5% 7/15/25	330	338
5% 7/15/26	1,035	1,068
5% 7/15/27	1,745	1,806
5% 7/15/28	1,285	1,334
5% 7/15/29	1,385	1,431
5% 7/15/30	1,815	1,868
5% 7/15/31	1,240	1,272
5% 7/15/32	1,305	1,335
5% 7/15/34	1,405	1,427
5% 7/15/36	4,150	4,197
5% 7/15/38	4,990	4,927
5% 7/15/43	5,795	5,705
Series 2020, 4% 7/15/45	2,900	2,454
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,595	3,549
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,192
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	862
5% 7/1/27	830	861
5% 7/1/28	830	858
5% 7/1/34	3,045	3,094
5% 7/1/36	1,655	1,678
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	1,140	1,140
5% 10/1/23	325	328
5% 10/1/24	965	975
5% 10/1/25	865	863
5% 10/1/27	415	411
Series 2016 A:
5% 10/1/28	1,255	1,229
5% 10/1/29	2,150	2,099
5% 10/1/31	3,790	3,638
5% 10/1/36	6,790	6,267
5% 10/1/40	4,700	4,221
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	620
Series 2018 A, 4% 8/15/48	10,545	8,790
Series 2016 A, 5% 8/15/46	24,835	24,412
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	2,931
Series 2017:
5% 5/1/35	1,025	1,048
5% 5/1/37	1,295	1,320
5% 5/1/41	5,860	5,927
Series 2016:
5% 5/1/28	415	429
5% 5/1/32	1,040	1,064
5% 5/1/33	1,405	1,435
Series 2018 A, 5% 2/15/48	1,575	1,638
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,950	2,641
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38	6,680	6,987
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	863
5% 7/1/26	830	872
5% 7/1/27	660	700
Series 2017 B:
5% 7/1/26 (e)	2,485	2,564
5% 7/1/27 (e)	2,070	2,144
5% 7/1/28 (e)	2,485	2,572
5% 7/1/29 (e)	1,860	1,925
5% 7/1/32 (e)	2,485	2,531
5% 7/1/33 (e)	1,865	1,887
5% 7/1/34 (e)	3,310	3,336
5% 7/1/37 (e)	3,725	3,725
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,328
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,685	2,415
Philadelphia School District:
Series 2016 D:
5% 9/1/26	7,600	7,928
5% 9/1/27	8,020	8,471
5% 9/1/28	6,705	7,049
Series 2016 F:
5% 9/1/28	11,600	12,196
5% 9/1/29	7,540	7,902
Series 2018 A:
5% 9/1/36	1,575	1,626
5% 9/1/37	910	937
5% 9/1/38	1,450	1,487
Series 2018 B, 5% 9/1/43	2,115	2,158
Series 2019 A:
4% 9/1/35	5,215	4,962
5% 9/1/33	2,480	2,707
5% 9/1/34	7,225	7,480
Series 2019 C, 5% 9/1/33	2,540	2,638
Series F:
5% 9/1/30	5,625	5,876
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	21
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	4,448
5% 10/1/36	6,210	6,580
5% 10/1/48	6,000	6,156
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	2,315	2,429
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	775	796
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,055	1,096
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	4,606
5% 8/1/48	5,335	5,206
TOTAL PENNSYLVANIA		354,888
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
4% 7/1/33	11,631	10,228
4% 7/1/35	4,213	3,601
5.625% 7/1/27	1,360	1,388
5.625% 7/1/29	3,903	3,992
TOTAL PUERTO RICO		19,209
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	599
5% 9/1/36	5,810	5,034
Series 2016, 5% 5/15/39	5,215	5,200
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	2,000	2,245
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,185	1,171
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (e)	1,200	1,162
5% 12/1/25 (e)	1,000	1,032
TOTAL RHODE ISLAND		16,443
South Carolina - 1.6%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,131
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,359
5% 12/1/28	4,690	4,855
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,860	1,829
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,044
5% 7/1/33	4,200	4,325
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	910	956
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	2,485	2,573
5% 12/1/38	250	251
Series 2016 B:
5% 12/1/31	910	935
5% 12/1/41	12,515	12,431
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	13,426
4% 4/15/48	10,815	9,081
5% 4/15/48	10,595	10,386
TOTAL SOUTH CAROLINA		66,582
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	569
Series 2017:
5% 7/1/26	250	262
5% 7/1/28	250	266
5% 7/1/29	470	500
TOTAL SOUTH DAKOTA		1,597
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	1,825
5% 8/1/31	1,000	1,026
5% 8/1/33	1,250	1,263
Series 2019 A2, 5% 8/1/35	765	767
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (e)	1,755	1,759
Series 2019 B, 5% 7/1/54 (e)	9,580	9,439
Tennessee Hsg. Dev. Agcy. Series 2022 2, 5% 1/1/53	4,750	4,837
TOTAL TENNESSEE		20,916
Texas - 5.0%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (e)	830	845
5% 11/15/27 (e)	1,035	1,052
5% 11/15/28 (e)	1,240	1,260
5% 11/15/39 (e)	2,725	2,731
Series 2017 B:
5% 11/15/28 (e)	830	856
5% 11/15/30 (e)	1,275	1,306
5% 11/15/32 (e)	1,005	1,021
5% 11/15/35 (e)	1,035	1,044
5% 11/15/36 (e)	1,385	1,396
5% 11/15/37 (e)	1,165	1,173
5% 11/15/41 (e)	4,725	4,726
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,075	1,102
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	395	412
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	830	866
Collin County Series 2022, 4% 2/15/39	1,800	1,703
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	989
4% 10/1/39	5,000	4,645
4% 10/1/40	2,000	1,831
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/38	2,655	2,779
Series 2020 C, 4% 10/1/49	3,100	2,663
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,161
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,249
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,344
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (e)	1,000	1,004
Series 2018 C:
5% 7/1/29 (e)	1,655	1,723
5% 7/1/30 (e)	1,765	1,830
5% 7/1/31 (e)	1,240	1,280
5% 7/1/32 (e)	1,450	1,490
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,355
5% 3/1/31	3,835	4,064
5% 3/1/32	1,635	1,729
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,181
5% 11/15/34	2,500	2,717
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	403
5% 10/15/30	1,570	1,608
5% 10/15/32	830	846
5% 10/15/36	545	550
5% 10/15/37	930	934
5% 10/15/38	1,325	1,325
5% 10/15/44	1,310	1,286
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (e)	830	852
5% 11/1/27 (e)	1,780	1,822
5% 11/1/28 (e)	2,755	2,820
5% 11/1/29 (e)	1,655	1,693
5% 11/1/32 (e)	3,055	3,092
Series 2017:
5% 11/1/24 (e)	830	850
5% 11/1/25 (e)	830	859
5% 11/1/26 (e)	830	858
5% 11/1/27 (e)	830	856
5% 11/1/28 (e)	1,450	1,494
5% 11/1/29 (e)	1,035	1,066
5% 11/1/30 (e)	830	850
5% 11/1/31 (e)	1,840	1,873
5% 11/1/32 (e)	2,135	2,169
5% 11/1/33 (e)	830	840
5% 11/1/34 (e)	830	838
5% 11/1/36 (e)	830	836
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	1,891
5% 5/15/30	4,140	4,298
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	666
5% 8/15/29	1,655	1,753
5% 8/15/47	1,890	1,917
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	616
5% 4/1/30	2,825	2,921
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	865
5% 1/1/33	975	1,022
5% 1/1/34	1,240	1,296
5% 1/1/34	2,485	2,709
5% 1/1/35	1,820	1,884
5% 1/1/36	4,965	5,125
5% 1/1/37	6,625	6,826
5% 1/1/38 (Pre-Refunded to 1/1/38 @ 100)	2,690	2,697
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	350	365
5% 1/1/31	495	516
Series 2015 A, 5% 1/1/32	2,775	2,852
Series 2016 A, 5% 1/1/36	1,035	1,066
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	3,791
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	403
5% 10/1/30	580	623
5% 10/1/31	520	555
5% 10/1/39	1,030	1,082
5% 10/1/40	830	870
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 4% 2/15/35	4,140	4,149
Series 2018 B, 5% 7/1/43	1,500	1,503
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,407	3,672
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,770	3,698
Series A, 3.5% 3/1/51	3,450	3,316
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (e)	12,420	12,674
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	3,770
5% 3/15/31	2,690	2,863
Texas Wtr. Dev. Board Rev.:
Series 2020:
3% 8/1/39	1,165	981
5% 8/1/27	2,400	2,579
Series 2021, 2.5% 10/15/39	3,000	2,165
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	3,310	3,437
5% 2/15/34	4,140	4,293
5% 2/15/36	2,485	2,570
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	1,823
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	1,850	2,036
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	1,777
Waller Independent School District Series 2020, 3% 2/15/39	1,850	1,432
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	3,826
TOTAL TEXAS		204,320
Utah - 1.5%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (e)	1,655	1,701
5% 7/1/27 (e)	3,500	3,625
5% 7/1/29 (e)	3,090	3,197
5% 7/1/30 (e)	2,275	2,340
5% 7/1/31 (e)	4,345	4,438
5% 7/1/33 (e)	3,310	3,357
5% 7/1/35 (e)	3,310	3,344
5% 7/1/36 (e)	4,470	4,511
5% 7/1/37 (e)	3,520	3,546
Series 2018 A:
5% 7/1/31 (e)	2,000	2,064
5% 7/1/32 (e)	4,310	4,422
5% 7/1/33 (e)	1,420	1,444
5.25% 7/1/48 (e)	5,655	5,705
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	5,664
5% 5/15/50	9,000	9,202
Utah Gen. Oblig. Series 2020 B, 5% 7/1/28	1,995	2,185
TOTAL UTAH		60,745
Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	3,624
5% 10/15/46	4,720	4,369
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	19,091
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (e)	1,430	1,455
TOTAL VERMONT		28,539
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	3,955
5% 6/15/30	1,035	1,048
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	484
Series 2016:
4% 6/15/37	595	527
5% 6/15/27	1,240	1,286
5% 6/15/30	540	553
5% 6/15/33	350	356
5% 6/15/34	665	672
5% 6/15/35	1,820	1,832
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	776
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	4,505	4,528
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,138
5% 1/1/34	1,240	1,264
5% 1/1/35	1,240	1,261
5% 1/1/44	830	825
TOTAL VIRGINIA		21,505
Washington - 2.8%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (e)	2,900	3,016
5% 10/1/30 (e)	1,655	1,717
Series 2019 A, 4% 4/1/44 (e)	2,525	2,136
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	12,930	7,990
Series 2021, 4% 7/1/31	4,050	3,583
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	3,450	3,556
Series 2020 A, 5% 8/1/33	1,260	1,364
Series 2021 A, 5% 8/1/43	2,300	2,429
Series 2021 C, 5% 2/1/44	270	285
Series 2022 A, 5% 8/1/37	33,745	36,576
Series 2022 C, 4% 7/1/35	4,200	4,155
Series 2022 D:
4% 7/1/35	1,800	1,781
4% 7/1/36	5,735	5,597
4% 7/1/37	4,000	3,861
Series R-2017 A, 5% 8/1/30	1,685	1,785
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	697
5% 7/1/27	1,285	1,341
5% 7/1/28	1,570	1,642
5% 7/1/29	615	640
5% 7/1/30	735	760
5% 7/1/31	1,120	1,154
5% 7/1/32	1,655	1,701
5% 7/1/33	2,345	2,403
5% 7/1/34	540	552
5% 7/1/42	4,685	4,656
Series 2015, 5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	1,910	1,996
Series 2019 A1, 5% 8/1/38	1,000	994
Series 2019 A2, 5% 8/1/33	2,000	2,021
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,826
5% 10/1/28	1,825	1,885
5% 10/1/35	1,880	1,914
5% 10/1/36	2,845	2,894
5% 10/1/40	2,795	2,828
Series 2019, 4% 10/1/49	3,515	2,791
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100	92
5% 7/1/33 (d)	125	115
5% 7/1/38 (d)	100	89
5% 7/1/48 (d)	400	331
TOTAL WASHINGTON		115,153
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,373
5% 1/1/32	1,120	1,129
TOTAL WEST VIRGINIA		2,502
Wisconsin - 1.3%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,230
5% 1/1/40	540	539
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	7,550	7,501
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	700	694
5% 5/15/28 (d)	1,095	1,059
5.25% 5/15/37 (d)	335	309
5.25% 5/15/42 (d)	415	370
5.25% 5/15/47 (d)	410	354
5.25% 5/15/52 (d)	775	657
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	735	628
5% 10/1/48 (d)	930	768
5% 10/1/53 (d)	2,330	1,885
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	750	689
Series 2020, 5% 4/1/50 (d)	520	453
Series 2021 A, 4.5% 6/1/56 (d)	14,095	9,605
Series 2021 B, 6.5% 6/1/56 (d)	4,700	3,494
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,255
Series 2014, 4% 5/1/33	2,920	2,743
Series 2016 A:
5% 2/15/28	1,965	2,014
5% 2/15/29	2,550	2,607
5% 2/15/30	2,805	2,861
Series 2017 A:
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	887
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,523
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,683
Series 2019 A:
2.25% 11/1/26	190	181
5% 11/1/46	540	445
Series 2019 B1, 2.825% 11/1/28	1,435	1,262
Series 2019 B2, 2.55% 11/1/27	920	861
TOTAL WISCONSIN		51,557
TOTAL MUNICIPAL BONDS (Cost $4,374,583)		3,993,207

Money Market Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 2.29% (h)(i) (Cost $60,042)	60,031,315	60,030

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $4,434,625)	4,053,237
NET OTHER ASSETS (LIABILITIES) - 0.5%	19,585
NET ASSETS - 100.0%	4,072,822

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,778,000 or 1.4% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	88,008	1,134,740	1,162,705	501	-	(13)	60,030	3.6%
Total	88,008	1,134,740	1,162,705	501	-	(13)	60,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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